Equity (Details)			1 Months Ended			12 Months Ended
		Sep. 05, 2019 USD ($) $ / shares shares	Nov. 29, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Equity (Details) [Line Items]
Appropriations to the statutory surplus reserve, description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Statutory reserve						$ 2,632,797			$ 2,632,797
Common stock to settle a loan payable, amount						448,000
Common shares of value issued							$ 14,270,194
Initial public offering shares of common stock							$ 16,100,000
Recognized stock-based compensation expense						168,000
prepaid expense	[1]					280,000			94,485
Consulting service agreement [Member]
Equity (Details) [Line Items]
Common share price (in Dollars per share) | $ / shares		$ 1.12
Common shares issued (in Shares) | shares		400,000
Common shares of value issued		$ 448,000
PRC [Member]
Equity (Details) [Line Items]
Statutory reserve						$ 2,632,797			$ 2,632,797
IPO [Member]
Equity (Details) [Line Items]
Common share price (in Dollars per share) | $ / shares			$ 5.00
Common shares issued (in Shares) | shares			3,220,000
Initial public offering shares of common stock			$ 16,100,000
Net proceeds			$ 14,300,000
Unrelated Third Party [Member]
Equity (Details) [Line Items]
Common stock to settle a loan payable, shares (in Shares) | shares				800,000	800,000
Common stock to settle a loan payable, amount				$ 3,200,000	¥ 21,240,000
Common share price (in Dollars per share) | $ / shares				$ 4
Unrelated Investor [Member]
Equity (Details) [Line Items]
Common share price (in Dollars per share) | $ / shares								$ 4
Common shares issued (in Shares) | shares								900,000
Common shares of value issued								$ 3,600,000

[1]	Prepaid expense represents prepaid consulting fees to one financial advisory firm for consulting services. On September 5, 2019, the Company entered into a consulting service agreement with FirsTrust Group, Inc. (“FirstTrust”) Pursuant to the agreement, FirsTrust will assist the Company with strategic initiatives over the service period between August 16, 2019 to August 15, 2020. The Company issued 400,000 of its common shares valued at $448,000 based on fair market price of the Company’s common stock, at $1.12 per share on September 5, 2020. Stock-based compensation is amortized over the service period. The Company recognized stock-based compensation expense of $168,000 for the year ended December 31, 2019, with the remaining $280,000 recorded as a prepaid expense as of December 31, 2019 (see Note 19).